Related party transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
Ian Robertson and Chris Jarratt (“Senior Executives”), respectively Chief Executive Officer and Vice-Chair of APUC, are indirect shareholders of Algonquin Power Management Inc. (“APMI”), the former manager of the Company and several related affiliates (collectively, the “Parties”). Prior to 2010, there were several related party transactions and co-owned assets which existed pursuant to the external management structure before the internalization of management which occurred on December 21, 2009.
In 2011, the Board formed an independent committee (“Independent Board Committee”) and initiated a process to review all of the remaining business associations with the Parties in order to reduce and/or eliminate these relationships. The Independent Board Committee engaged independent consultants and advisors to assist with this process and to provide advice in respect thereof. Specifically, the independent advisors provided advice to the Independent Board Committee in relation to the valuations of the generating assets, tax and legal matters.
The process initiated in 2011 was completed in November 2013 and all related party transactions except as noted below, between APUC and the Parties have been addressed to the satisfaction of the Independent Board Committee and the Board as discussed below.
The following describes the business associations and resolution with APMI and Senior Executives:
Due to and from related parties
Effective December 31, 2013, APUC paid the Parties $1,829 in connection with outstanding fees and the Parties paid APUC $812 in connection with reimbursement of expenses. As at December 31, 2014, $47 (2013 - $47) remains due from Algonquin Power Systems Ltd., a corporation partially owned by the Senior Executives.
Equity interests in Rattle Brook, Long Sault, BCI
The Parties owned interests in three power generation facilities in which APUC also has an interest in. A brief description of the facilities is provided as follows:

•	Rattle Brook is a 4 MW hydroelectric generating facility (“Rattle Brook”) constructed in 1998 in which APUC owned a 45% interest and Senior Executives hold an equity interest in the remaining 55%.

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Long Sault is an 18 MW hydroelectric generating facility constructed in 1997. APUC acquired its interest in Long Sault by way of subscribing to two notes from the original partners. One of the original partners; an affiliate of APMI; was entitled to receive 5% of the equity cash flows commencing in 2014.

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Brampton Cogeneration is an energy supply facility which sells steam produced by EFW.  In 2004, APMI acquired 50 Class B partnership units in BCI entitling them to 50% of the cash flow above 15% return on the investment.

18.	Related party transactions (continued)
Equity interests in Rattle Brook, Long Sault, BCI (continued)
Effective December 31, 2013, APUC acquired the Parties’ shares of Algonquin Power Corporation Inc. ("APC") which owns the partnership interest in the 18 MW Long Sault Rapids hydroelectric facility and the partnership interest in the Brampton cogeneration plant for an amount equal to $3,780. As APUC already consolidates Long Sault as a VIE, the acquisition of this partnership interest was treated as an equity transaction. The payment resulted in an adjustment to deferred tax liability of $10,692 in regards to tax attributes acquired with the partnership interests and an adjustment of $14,601 to equity of the shareholders of the Company as the partnership interests had a nominal carrying amount prior to the exchange.
In addition, APUC sold its 45% interest in the 4 MW Rattle Brook hydroelectric facility to the Parties for gross proceeds $3,408 for a loss on sale, net of tax of $422.
APUC earned a fee of $400 from APC during the year ended December 31, 2013 related to settlement of the related party transactions.
St. Leon LP Units
Third-party investors, including Senior Executives previously held 100 Class B limited partnership units issued by the St. Leon Limited Partnership which is the legal owner of the St. Leon Wind Facility.
On January 1, 2013, the Company issued 100 redeemable Series C preferred shares and exchanged such shares for the 100 Class B limited partnership units (note 11) including 36 units held indirectly by Senior Executives. The Series C preferred shares provide dividends identical to what is expected from the Class B limited partnership units, as determined by independent consultants retained by the Independent Board Committee. As at January 1, 2013, no Senior Executives have any further direct or indirect ownership of the St. Leon Wind Facility.
Office Facilities
APUC has leased its head office facilities since 2001 on a triple net basis from an entity partially owned by the Senior Executives. Base lease costs for the year ended December 31, 2014 were $315 (2013 ‑ $310). In the fourth quarter of 2014, APUC moved all head office employees into new premises and terminated the related party lease for nominal consideration. There is no further related party matter in relation to an office lease.
Chartered Aircraft
As part of its normal business practice, APUC has utilized chartered aircraft when it is beneficial to do so and had previously entered into an agreement to charter aircraft in which the Senior Executives have a partial ownership. During the year ended December 31, 2013, APUC reimbursed direct costs in connection with the use of the aircraft of $472. As at December 31, 2013, the Independent Board Committee and the Parties agreed that all future utilization of chartered aircraft would be undertaken through a third-party charter operator at fair market value and under arrangements in which the Senior Executives have no interest. Final arrangements in this regard had not been completed as at December 31, 2014. During the year ended December 31, 2014, APUC reimbursed direct costs in connection with the use of the aircraft of $709.
Trafalgar
The Company owns debt on seven hydroelectric facilities owned by Trafalgar Power Inc. and an affiliate (“Trafalgar”).  In 1997, Trafalgar went into default under its debt obligations and an affiliate of APMI moved to foreclose on the assets.  Subsequently Trafalgar went into bankruptcy.  APUC and the affiliate of APMI have been jointly involved in litigation and in bankruptcy proceedings with Trafalgar since 2004.  APMI initially funded $2 million in legal fees prior to 2004.
In 2004, the Company reimbursed APMI $1 million of the total third-party legal fees (which to that point totalled $2 million), and APUC agreed to fund future legal fees, third-party costs and other liabilities. It was agreed that any net proceeds from the lawsuits would be shared proportionally to the quantum of net costs funded by each party.

18.	Related party transactions (continued)
Other related party transactions
A member of the Board is an executive at Emera. Related party transactions between APUC and Emera are discussed below:

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For the year ended December 31, 2014, the Company sold electricity to Maine Public Service Company (“MPS”), a subsidiary of Emera, amounting to U.S. $5,780 (2013 - U.S. $6,042). In 2011, APUC provided a corporate guarantee to MPS in an amount of U.S. $3,000 and a letter of credit in an amount of U.S. $100, primarily in conjunction with a three year contract to provide standard offer service to commercial and industrial customers in Northern Maine. For the year ended December 31, 2014, the Company purchased natural gas amounting to U.S. $5,006 (2013 - U.S. $1,304) from Emera for its gas utility customers. Both the sale of electricity to Emera and the purchase of natural gas from Emera followed a public tender process, the results of which were approved by the regulator in the relevant jurisdiction.

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In 2011, APUC provided a corporate guarantee in an amount of U.S. $1,000 to a subsidiary of Emera providing lead market participant services for fuel capacity and forward reserve markets to ISO NE for the Windsor Locks facility. There has not been any transaction under this contract in the last three years.

The above related party transactions have been recorded at the exchange amounts agreed to by the parties to the transactions.
Other
A spouse of one of the Senior Executives provided market research consulting services to certain subsidiaries of the Company. During the year ended December 31, 2014 APUC paid $192 (2013 - $45) in relation to these services.